Risk Management (Tables)	12 Months Ended
Feb. 28, 2026
Risk Management [Abstract]
Schedule of Expected Credit Losses on Financial Assets Recognized in Profit or Loss	Expected credit losses on financial assets recognized in profit or loss were as follows:
	Year ended February 28/29
Figures in Rand thousands	2026	2025	2024

Expected credit loss provision on trade receivables arising from contracts with customers	124,532	114,555	109,422

Schedule of Information About the Expected Credit Loss Rate for Trade Receivables by Ageing Category

The following table provides information about the expected credit loss rate for trade receivables by ageing category:

Figures in Rand thousands	Expected credit loss rate	Gross carrying amount	Impairment loss allowance

At February 28, 2026
Since invoicing	13%	134,740	17,021
1 month since invoicing date	9%	141,612	12,552
2 months since invoicing date	25%	43,868	11,013
3 months since invoicing date	57%	414,927	235,065
Total	37%	735,147	275,651

At February 28, 2025
Since invoicing	6%	229,073	13,546
1 month since invoicing date	12%	82,721	10,302
2 months since invoicing date	23%	38,484	8,998
3 months since invoicing date	55%	322,461	178,060
Total	31%	672,739	210,906

Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments	The amounts disclosed in the table are the contractual undiscounted cash flows and includes contractual interest payments.
Figures in Rand thousands	Less than 1 year	2 years	3 years	4 years	5 years or more	Total

At February 28, 2026
Term loans	83,386	79,288	75,643	72,243	313,232	623,792
Lease obligations	141,305	113,304	61,317	9,218	1,263	326,407
Trade and other payables	522,978	-	-	-	-	522,978
Loan from a related party	85	-	-	-	-	85
Bank overdraft	407,668	-	-	-	-	407,668

At February 28, 2025
Term loans	306,556	6,355	6,355	6,289	16,414	341,969
Lease obligations	84,398	69,922	46,061	16,821	788	217,990
Trade and other payables	414,147	-	-	-	-	414,147
Loan from a related party	138	-	-	-	-	138
Bank overdraft	205,299	-	-	-	-	205,299

Schedule of Currency Risk

The summarized quantitative data about the Group’s exposure to currency risk of the Group is as follows:

Figures in Rand thousands	USD	EUR	SGD

At February 28, 2026
Trade and other receivables	33,769	41,124	33,811
Cash and cash equivalents	904,290	16,928	11,501
Trade and other payables	(3,383)	(45,497)	(23,301)
	934,676	12,555	22,011

At February 28, 2025
Trade and other receivables	55,354	34,535	50,212
Cash and cash equivalents	825,778	16,614	16,561
Trade and other payables	(4,334)	(36,366)	(34,472)
	876,798	14,783	32,301

Schedule of Measurement Financial Instruments Denominated in a Foreign Currency

A strengthening/weakening of the ZAR against the USD, EUR and SGD, at year-end would have impacted the measurement of financial instruments denominated in a foreign currency, equity and profit or loss by the amounts shown below. The analysis assumes that all other variables remain constant. A factor change of 10% has been applied to the exchange rates.

Figures in Rand thousands	Strengthening of ZAR	Weakening of ZAR

February 28, 2026
USD	(93,468)	93,468
EUR	(1,626)	1,626
SGD	(2,201)	2,201
	(97,295)	97,295

February 28, 2025
USD	(87,680)	87,680
EUR	(1,478)	1,478
SGD	(3,230)	3,230
	(92,388)	92,388

Schedule of Illustrates the Effects on Group’s Earnings and Equity, all Other Factors Remaining Constant

The following table illustrates the effects on Group’s earnings and equity, all other factors remaining constant. A factor of 1% has been applied to the interest rates:

	As of February 28
Figures in Rand thousands	2026	2025

Effect on profit before tax (1% increase)	(8,554)	(5,203)
Effect on profit before tax (1% decrease)	8,554	5,203